Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		104 Months Ended		120 Months Ended
		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026	[9]	Apr. 30, 2026
C000006757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (2.50%)
Average Annual Return, Percent		2.33%		0.98%				1.69%
C000006758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	0.04%		0.36%				1.19%
C000006759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	2.94%		0.61%				1.07%
C000006760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.03%)		(0.38%)				1.62%
C000006765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	(0.37%)		(0.60%)				1.31%
C000006766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	2.52%		(0.36%)				1.20%
C000006716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	0.42%		(0.63%)				1.83%
C000006711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		0.73%		(0.42%)				2.14%
C000006717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	3.42%		(0.30%)				1.83%
C000006745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (2.50%)
Average Annual Return, Percent		1.44%		1.98%				2.16%
C000006750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[7]	(0.55%)		1.41%				1.68%
C000006751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[8]	2.17%		1.63%				1.57%
Without Sales Load [Member] | C000006757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.95%		1.49%				1.94%
Without Sales Load [Member] | C000006758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		4.04%		0.74%				1.19%
Without Sales Load [Member] | C000006759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.94%		0.61%				1.07%
Without Sales Load [Member] | C000092113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.98%		1.61%				2.09%
Without Sales Load [Member] | C000195152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.19%		1.71%		2.21%
Without Sales Load [Member] | C000006760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.40%		0.49%				2.06%
Without Sales Load [Member] | C000006765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.63%		(0.26%)				1.31%
Without Sales Load [Member] | C000006766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.52%		(0.36%)				1.20%
Without Sales Load [Member] | C000006767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.56%		0.64%				2.21%
Without Sales Load [Member] | C000006769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		3.52%		(0.34%)				1.20%
Without Sales Load [Member] | C000006771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		4.04%		0.14%				1.72%
Without Sales Load [Member] | C000006772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		4.30%		0.39%				1.96%
Without Sales Load [Member] | C000006761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		4.56%		0.64%				2.21%
Without Sales Load [Member] | C000034443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.66%		0.74%				2.32%
Without Sales Load [Member] | C000006716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		4.42%		(0.30%)				1.83%
Without Sales Load [Member] | C000006711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.20%		0.44%				2.59%
Without Sales Load [Member] | C000119776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.28%		2.73%				2.64%
Without Sales Load [Member] | C000006717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		4.42%		(0.30%)				1.83%
Without Sales Load [Member] | C000006718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		5.55%		0.71%				2.84%
Without Sales Load [Member] | C000006720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		4.51%		(0.28%)				1.84%
Without Sales Load [Member] | C000006722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		4.94%		0.21%				2.34%
Without Sales Load [Member] | C000006723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.20%		0.46%				2.60%
Without Sales Load [Member] | C000006712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		5.63%		0.74%				2.87%
Without Sales Load [Member] | C000070424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.65%		0.80%				2.94%
Without Sales Load [Member] | C000006745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.04%		2.50%				2.41%
Without Sales Load [Member] | C000006750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.44%		1.77%				1.68%
Without Sales Load [Member] | C000006751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.16%		1.63%				1.57%
Without Sales Load [Member] | C000006744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.37%		2.65%				2.58%
Without Sales Load [Member] | C000006753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		3.16%		1.60%				1.55%
Without Sales Load [Member] | C000006755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		3.96%		2.24%				2.18%
Without Sales Load [Member] | C000006756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		4.11%		2.40%				2.33%
Without Sales Load [Member] | C000006746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		4.20%		2.66%				2.61%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[10],[11]	4.06%		0.18%				1.67%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		6.34%	[12],[13]	0.90%	[12],[13]	2.20%	[14]	2.20%	[12],[13]
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent	[15]	3.42%		2.07%				2.03%
Bloomberg 1 9 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-9 Year Municipal Bond Index
Average Annual Return, Percent		4.91%	[12],[13]	1.27%	[12],[13]	1.85%	[14]	1.81%	[12],[13]
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent	[10],[11]	5.25%		0.65%				2.62%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2026.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.